Financial Information of the Parent Company (Details) - Schedule of parent company statements of cash flows - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 3,235,686	$ 11,444,273	$ 2,048,107
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries and VIEs	(6,045,005)	(14,945,051)	(6,517,671)
Depreciation and amortization
(Decrease) increase in accounts payable	(70,000)	(2,820,000)	2,960,000
(Decrease) increase in other payables and accrued liabilities	(23,958)	(517,960)	50,918
(Increase) in other receivable and other current assets	(833,063)
(Increase) in other receivable - intercompany	(362,514)	(2,862,437)
Increase (decrease) in other payables - intercompany	(5,000,000)	13,174,933	(18,993)
Common stock issue for service	464,814
Net cash used in operating activities	(8,634,040)	3,473,758	(1,477,639)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets
Net cash used in investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of ordinary shares, net	1,000,000	2,000,000	18,090,668
Net cash provided by financing activities	1,000,000	2,000,000	18,090,668
CHANGES IN CASH AND CASH EQUIVALENTS	(7,634,040)	5,473,758	16,613,029
CASH AND CASH EQUIVALENTS, beginning of year	22,086,787	16,613,029
CASH AND CASH EQUIVALENTS, end of year	14,452,747	22,086,787	16,613,029
Business acquisition through issuance of ordinary shares
Proceeds from initial public offerings deposited with escrow			600,000
Proceeds from initial public offerings offset with intercompany payable			$ 1,413,458